Stock-based Compensation - Assumptions Used in Determination of Grant Date Fair Values Using Black-Scholes Option Pricing Model (Detail)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
FGL [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term
FGL [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term
FGLH [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term
Employee Stock Option | Parent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumed dividend yield	0.00%	0.00%	0.00%
Employee Stock Option | Fidelity And Guaranty Life Holdings | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.00%	0.48%
Expected option term	0 years	1 year 6 months
Employee Stock Option | Fidelity And Guaranty Life Holdings | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.00%	0.74%
Expected option term	0 years	2 years 3 months
Employee Stock Option | Parent Company [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.79542%	1.6545%	1.57%
Expected option term	5 years	5 years	5 years
Volatility	35.11387%	37.40%	36.30%
Employee Stock Option | Parent Company [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.24703%	1.7425%	1.87%
Expected option term	6 years 6 months	5 years 6 months	6 years 6 months
Volatility	37.54231%	37.90%	39.00%
Employee Stock Option | FGL [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility
Employee Stock Option | FGL [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate
Assumed dividend yield
Employee Stock Option | FGL [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate
Assumed dividend yield
Volatility
Employee Stock Option | FGLH [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility
Employee Stock Option | FGLH [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility